Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000090392 | Rio Tinto PLC8908473
Holdings [Line Items]
Percent of Total Investments	19.40%
C000090392 | Albemarle8908354
Holdings [Line Items]
Percent of Total Investments	4.80%
C000090392 | Samsung SDI8908464
Holdings [Line Items]
Percent of Total Investments	4.60%
C000090392 | TDK8908452
Holdings [Line Items]
Percent of Total Investments	4.30%
C000090392 | Ganfeng Lithium Group8908414
Holdings [Line Items]
Percent of Total Investments	4.20%
C000090392 | Eve Energy8908411
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | LG Energy Solution8908461
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Contemporary Amperex Technology8908408
Holdings [Line Items]
Percent of Total Investments	4.00%
C000090392 | Tesla8908366
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090392 | NAURA Technology Group8908422
Holdings [Line Items]
Percent of Total Investments	3.80%
C000090392 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000090392 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090392 | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000090392 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000090392 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000090392 | Chile
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090392 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000090392 | United States
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000090392 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000090392 | Australia
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000090392 | China
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000100210 | d'Amico International Shipping8908670
Holdings [Line Items]
Percent of Total Investments	1.60%
C000100210 | SES8908768
Holdings [Line Items]
Percent of Total Investments	1.60%
C000100210 | Direcional Engenharia8908737
Holdings [Line Items]
Percent of Total Investments	1.60%
C000100210 | Banco Bradesco8908871
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100210 | Western Union8908661
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100210 | Ithaca Energy PLC8908784
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100210 | Caixa Seguridade Participacoes8908730
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100210 | Aker BP8908673
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100210 | Kenon Holdings8908867
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100210 | Delta Israel Brands8908863
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100210 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000100210 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000100210 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000100210 | United States
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000100210 | China
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000100210 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000100210 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000100210 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000100210 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000100210 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000100210 | Norway
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000100210 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000105277 | Tencent Holdings8908643
Holdings [Line Items]
Percent of Total Investments	10.20%
C000105277 | Meta Platforms8908586
Holdings [Line Items]
Percent of Total Investments	8.90%
C000105277 | NAVER8908671
Holdings [Line Items]
Percent of Total Investments	8.50%
C000105277 | Kuaishou Technology8908635
Holdings [Line Items]
Percent of Total Investments	8.20%
C000105277 | Reddit8908698
Holdings [Line Items]
Percent of Total Investments	7.60%
C000105277 | Alphabet8908562
Holdings [Line Items]
Percent of Total Investments	5.20%
C000105277 | Baidu8908677
Holdings [Line Items]
Percent of Total Investments	4.70%
C000105277 | Kakao8908669
Holdings [Line Items]
Percent of Total Investments	4.70%
C000105277 | Spotify Technology8908600
Holdings [Line Items]
Percent of Total Investments	4.60%
C000105277 | NetEase8908695
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105277 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000105277 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000105277 | United States
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000105277 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000105277 | China
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000105277 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105277 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000105277 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000105277 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000116930 | Warner Bros Discovery8908948
Holdings [Line Items]
Percent of Total Investments	2.20%
C000116930 | Celestica8908751
Holdings [Line Items]
Percent of Total Investments	2.10%
C000116930 | Newamsterdam Pharma8908849
Holdings [Line Items]
Percent of Total Investments	1.80%
C000116930 | Arcutis Biotherapeutics8908731
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116930 | AppLovin8908728
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116930 | United Therapeutics8908942
Holdings [Line Items]
Percent of Total Investments	1.70%
C000116930 | Alibaba Group Holding8908959
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116930 | PTC Therapeutics8908876
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116930 | Tesla8908920
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116930 | Snowflake8908897
Holdings [Line Items]
Percent of Total Investments	1.60%
C000116930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000116930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000116930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000116930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000116930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000116930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000116930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000116930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000116930 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000116930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000112947 | Albemarle8908764
Holdings [Line Items]
Percent of Total Investments	4.80%
C000112947 | Wells Fargo8908880
Holdings [Line Items]
Percent of Total Investments	4.70%
C000112947 | Hewlett Packard Enterprise8908824
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112947 | Microchip Technology8908839
Holdings [Line Items]
Percent of Total Investments	4.30%
C000112947 | PG&E8908847
Holdings [Line Items]
Percent of Total Investments	4.10%
C000112947 | Ares Management8908779
Holdings [Line Items]
Percent of Total Investments	4.00%
C000112947 | KKR8908833
Holdings [Line Items]
Percent of Total Investments	4.00%
C000112947 | Bank of America8908797
Holdings [Line Items]
Percent of Total Investments	3.40%
C000112947 | Apollo Global Management8908773
Holdings [Line Items]
Percent of Total Investments	3.20%
C000112947 | Athene Holding8908782
Holdings [Line Items]
Percent of Total Investments	2.60%
C000112947 | United States
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000122244 | Global Ship Lease8908941
Holdings [Line Items]
Percent of Total Investments	3.00%
C000122244 | Ardagh Metal Packaging8908891
Holdings [Line Items]
Percent of Total Investments	3.00%
C000122244 | Omega Healthcare Investors8908966
Holdings [Line Items]
Percent of Total Investments	2.60%
C000122244 | Spire8908981
Holdings [Line Items]
Percent of Total Investments	2.50%
C000122244 | Evergy8908930
Holdings [Line Items]
Percent of Total Investments	2.50%
C000122244 | Northwestern Energy Group8908963
Holdings [Line Items]
Percent of Total Investments	2.50%
C000122244 | Northwest Natural Holding8908960
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Alexander's8908887
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | FLEX LNG8908932
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | National Health Investors8908958
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122244 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000122244 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000122244 | Energy
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000122244 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000122244 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000122244 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122244 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122244 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122244 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122244 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000152059 | China Hongqiao Group8908970
Holdings [Line Items]
Percent of Total Investments	3.50%
C000152059 | Chow Tai Fook Jewellery Group8908973
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | Hyundai Motor8908900
Holdings [Line Items]
Percent of Total Investments	2.60%
C000152059 | Turkiye Petrol Rafinerileri8909039
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | GRUPO CIBEST8908896
Holdings [Line Items]
Percent of Total Investments	2.50%
C000152059 | Yutong Bus8908940
Holdings [Line Items]
Percent of Total Investments	2.40%
C000152059 | TIM8908928
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | Vibra Energia8908931
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | Interconexion Electrica ESP8908943
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | PetroChina8908986
Holdings [Line Items]
Percent of Total Investments	2.30%
C000152059 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000152059 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000152059 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152059 | China
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000152059 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000152059 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152059 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152059 | India
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152059 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000152059 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000152059 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000152059 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000112948 | Growthpoint Properties8909047
Holdings [Line Items]
Percent of Total Investments	4.40%
C000112948 | Link REIT8909030
Holdings [Line Items]
Percent of Total Investments	3.90%
C000112948 | CapitaLand Integrated Commercial Trust8909036
Holdings [Line Items]
Percent of Total Investments	3.90%
C000112948 | Mapletree Pan Asia Commercial Trust8909045
Holdings [Line Items]
Percent of Total Investments	3.90%
C000112948 | WP Carey8909021
Holdings [Line Items]
Percent of Total Investments	3.70%
C000112948 | CapitaLand Ascendas REIT8909033
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Omega Healthcare Investors8909006
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Frasers Logistics & Commercial Trust8909038
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Broadstone Net Lease8908977
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | SmartCentres Real Estate Investment Trust8909024
Holdings [Line Items]
Percent of Total Investments	3.50%
C000112948 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112948 | United States
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000112948 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000112948 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000112948 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000112948 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157108 | Centrais Eletricas Brasileiras8909043
Holdings [Line Items]
Percent of Total Investments	8.10%
C000157108 | EDP Renovaveis8909111
Holdings [Line Items]
Percent of Total Investments	6.60%
C000157108 | Orsted8909058
Holdings [Line Items]
Percent of Total Investments	6.20%
C000157108 | Barito Renewables Energy8909076
Holdings [Line Items]
Percent of Total Investments	5.90%
C000157108 | Verbund8909040
Holdings [Line Items]
Percent of Total Investments	5.40%
C000157108 | Meridian Energy8909108
Holdings [Line Items]
Percent of Total Investments	5.30%
C000157108 | Ormat Technologies8909026
Holdings [Line Items]
Percent of Total Investments	4.80%
C000157108 | Brookfield Renewable Partners8909020
Holdings [Line Items]
Percent of Total Investments	4.50%
C000157108 | Mercury NZ8909105
Holdings [Line Items]
Percent of Total Investments	4.10%
C000157108 | Contact Energy8909102
Holdings [Line Items]
Percent of Total Investments	4.00%
C000157108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000157108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000157108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157108 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159972 | NVIDIA8909959
Holdings [Line Items]
Percent of Total Investments	8.80%
C000159972 | Apple8909142
Holdings [Line Items]
Percent of Total Investments	7.10%
C000159972 | Microsoft8909875
Holdings [Line Items]
Percent of Total Investments	6.80%
C000159972 | Amazon.com8909095
Holdings [Line Items]
Percent of Total Investments	4.10%
C000159972 | Broadcom8909227
Holdings [Line Items]
Percent of Total Investments	3.10%
C000159972 | Alphabet8909089
Holdings [Line Items]
Percent of Total Investments	2.80%
C000159972 | Meta Platforms8909861
Holdings [Line Items]
Percent of Total Investments	2.40%
C000159972 | Alphabet8909092
Holdings [Line Items]
Percent of Total Investments	2.30%
C000159972 | Tesla8910220
Holdings [Line Items]
Percent of Total Investments	2.20%
C000159972 | JPMorgan Chase8909754
Holdings [Line Items]
Percent of Total Investments	1.70%
C000159972 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159972 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159972 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000159972 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000159972 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000159972 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159972 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000159972 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159972 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000159972 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000159972 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000174155 | Repsol8909090
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174155 | Fortescue8909072
Holdings [Line Items]
Percent of Total Investments	2.60%
C000174155 | Banco BPM8909161
Holdings [Line Items]
Percent of Total Investments	2.50%
C000174155 | EDP8909200
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | Eni8909164
Holdings [Line Items]
Percent of Total Investments	2.40%
C000174155 | ACS Actividades de Construccion y Servicios8909084
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | CaixaBank8909087
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | Sino Land8909152
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174155 | SITC International Holdings8909155
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | Hongkong Land Holdings8909208
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174155 | France
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000174155 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174155 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000174155 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174155 | China
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000174155 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000174155 | Norway
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000174155 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000174155 | Portugal
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000174155 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000174155 | Spain
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000174155 | Italy
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000203264 | Shopify8909183
Holdings [Line Items]
Percent of Total Investments	5.60%
C000203264 | Alibaba Group Holding8909223
Holdings [Line Items]
Percent of Total Investments	5.40%
C000203264 | PDD Holdings8909237
Holdings [Line Items]
Percent of Total Investments	4.80%
C000203264 | Rakuten Group8909217
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203264 | Expedia Group8909156
Holdings [Line Items]
Percent of Total Investments	4.60%
C000203264 | Williams-Sonoma8909198
Holdings [Line Items]
Percent of Total Investments	4.40%
C000203264 | Vipshop Holdings8909246
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Trip.com Group8909243
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Etsy8909153
Holdings [Line Items]
Percent of Total Investments	4.20%
C000203264 | Amazon.com8909132
Holdings [Line Items]
Percent of Total Investments	4.00%
C000203264 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000203264 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000203264 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000203264 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000203264 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	73.40%
C000203264 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000203264 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000203264 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000203264 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219588 | EssilorLuxottica8909909
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219588 | ASML Holding8910451
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219588 | Toyota Motor8910442
Holdings [Line Items]
Percent of Total Investments	1.70%
C000219588 | SAP8909812
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219588 | Siemens8909814
Holdings [Line Items]
Percent of Total Investments	1.60%
C000219588 | Unilever PLC8909990
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219588 | Hoya8910190
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | CSL8909657
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | HSBC Holdings PLC8909957
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219588 | Shell PLC8909981
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219588 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000219588 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219588 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000219588 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000219588 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000219588 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000219588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000219588 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228847 | NVIDIA8912558
Holdings [Line Items]
Percent of Total Investments	10.20%
C000228847 | Apple8912433
Holdings [Line Items]
Percent of Total Investments	8.30%
C000228847 | Microsoft8912550
Holdings [Line Items]
Percent of Total Investments	8.00%
C000228847 | Broadcom8912455
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228847 | Amazon.com8912424
Holdings [Line Items]
Percent of Total Investments	5.40%
C000228847 | Tesla8912605
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228847 | Alphabet8912419
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228847 | Alphabet8912421
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228847 | Meta Platforms8912543
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228847 | Netflix8912556
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228847 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228847 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228847 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228847 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000228847 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000228847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228847 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228847 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000228847 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228847 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	55.90%
C000228847 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228847 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228849 | NVIDIA8913057
Holdings [Line Items]
Percent of Total Investments	10.30%
C000228849 | Apple8912922
Holdings [Line Items]
Percent of Total Investments	8.40%
C000228849 | Microsoft8913045
Holdings [Line Items]
Percent of Total Investments	8.10%
C000228849 | Broadcom8912943
Holdings [Line Items]
Percent of Total Investments	6.00%
C000228849 | Amazon.com8912913
Holdings [Line Items]
Percent of Total Investments	5.40%
C000228849 | Tesla8913124
Holdings [Line Items]
Percent of Total Investments	3.50%
C000228849 | Alphabet8912909
Holdings [Line Items]
Percent of Total Investments	3.40%
C000228849 | Alphabet8912911
Holdings [Line Items]
Percent of Total Investments	3.20%
C000228849 | Meta Platforms8913037
Holdings [Line Items]
Percent of Total Investments	2.90%
C000228849 | Netflix8913053
Holdings [Line Items]
Percent of Total Investments	2.50%
C000228849 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228849 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000228849 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228849 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228849 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000228849 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228849 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228849 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000228849 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228849 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C000228849 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000228849 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000228849 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000228853 | NVIDIA8911747
Holdings [Line Items]
Percent of Total Investments	8.40%
C000228853 | Apple8910820
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228853 | Microsoft8911658
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228853 | Amazon.com8910766
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228853 | Broadcom8910935
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228853 | Alphabet8910756
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228853 | Meta Platforms8911640
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228853 | Alphabet8910760
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228853 | Tesla8912028
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228853 | Berkshire Hathaway8910902
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228853 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000228853 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000228853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000228853 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000228855 | NVIDIA8912687
Holdings [Line Items]
Percent of Total Investments	8.40%
C000228855 | Apple8912177
Holdings [Line Items]
Percent of Total Investments	6.90%
C000228855 | Microsoft8912625
Holdings [Line Items]
Percent of Total Investments	6.60%
C000228855 | Amazon.com8912155
Holdings [Line Items]
Percent of Total Investments	4.10%
C000228855 | Broadcom8912223
Holdings [Line Items]
Percent of Total Investments	3.00%
C000228855 | Alphabet8912152
Holdings [Line Items]
Percent of Total Investments	2.80%
C000228855 | Meta Platforms8912612
Holdings [Line Items]
Percent of Total Investments	2.40%
C000228855 | Alphabet8912153
Holdings [Line Items]
Percent of Total Investments	2.30%
C000228855 | Tesla8912888
Holdings [Line Items]
Percent of Total Investments	2.20%
C000228855 | Berkshire Hathaway8912208
Holdings [Line Items]
Percent of Total Investments	1.50%
C000228855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000228855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000228855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000228855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228855 | Purchased Option
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000228855 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000105363 | Southern Copper8913071
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105363 | Zhejiang Huayou Cobalt8913143
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105363 | Boliden8913182
Holdings [Line Items]
Percent of Total Investments	4.40%
C000105363 | Albemarle8913051
Holdings [Line Items]
Percent of Total Investments	4.30%
C000105363 | Antofagasta PLC8913157
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105363 | Grupo Mexico8913178
Holdings [Line Items]
Percent of Total Investments	4.20%
C000105363 | Rio Tinto PLC8913160
Holdings [Line Items]
Percent of Total Investments	4.10%
C000105363 | Eve Energy8913098
Holdings [Line Items]
Percent of Total Investments	4.00%
C000105363 | Valterra Platinum Limited8913197
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | Anglo American PLC8913155
Holdings [Line Items]
Percent of Total Investments	3.90%
C000105363 | France
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000105363 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000105363 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105363 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000105363 | United States
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000105363 | Australia
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000105363 | China
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000105363 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000105363 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000105363 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000105363 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249892 | Bloom Energy8914907
Holdings [Line Items]
Percent of Total Investments	1.00%
C000249892 | Credo Technology Group Holding8915531
Holdings [Line Items]
Percent of Total Investments	1.00%
C000249892 | IonQ8916922
Holdings [Line Items]
Percent of Total Investments	0.60%
C000249892 | Fabrinet8916030
Holdings [Line Items]
Percent of Total Investments	0.60%
C000249892 | Kratos Defense & Security Solutions8917111
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | NEXTracker8917813
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Oklo8917957
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | Rigetti Computing8918662
Holdings [Line Items]
Percent of Total Investments	0.50%
C000249892 | AeroVironment8914151
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | D-Wave Quantum8915611
Holdings [Line Items]
Percent of Total Investments	0.40%
C000249892 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000249892 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249892 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249892 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249892 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249892 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000249892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000249892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000249892 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000249892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000249892 | Right
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249892 | Future
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249892 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255445 | AMETEK8913352
Holdings [Line Items]
Percent of Total Investments	4.40%
C000255445 | Quanta Services8913465
Holdings [Line Items]
Percent of Total Investments	4.20%
C000255445 | American Electric Power8913346
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255445 | Eaton PLC8913382
Holdings [Line Items]
Percent of Total Investments	4.10%
C000255445 | Entergy8913396
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255445 | Xcel Energy8913480
Holdings [Line Items]
Percent of Total Investments	4.00%
C000255445 | National Grid PLC8913330
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Constellation Energy8913373
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Dominion Energy8913376
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Duke Energy8913379
Holdings [Line Items]
Percent of Total Investments	3.90%
C000255445 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	77.80%
C000255445 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255445 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000259403 | Oracle8913572
Holdings [Line Items]
Percent of Total Investments	6.00%
C000259403 | JPMorgan Chase8913546
Holdings [Line Items]
Percent of Total Investments	4.90%
C000259403 | Amazon.com8913496
Holdings [Line Items]
Percent of Total Investments	4.80%
C000259403 | AbbVie8913487
Holdings [Line Items]
Percent of Total Investments	4.80%
C000259403 | Microsoft8913566
Holdings [Line Items]
Percent of Total Investments	4.60%
C000259403 | UnitedHealth Group8913610
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259403 | Eli Lilly8913529
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259403 | Walmart8913619
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259403 | Home Depot8913538
Holdings [Line Items]
Percent of Total Investments	4.50%
C000259403 | Cisco Systems8913517
Holdings [Line Items]
Percent of Total Investments	4.30%
C000259403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000259403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000259403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000259403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000259403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000259403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000259403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000259404 | Microsoft8914018
Holdings [Line Items]
Percent of Total Investments	10.30%
C000259404 | Amazon.com8913422
Holdings [Line Items]
Percent of Total Investments	6.80%
C000259404 | Berkshire Hathaway8913489
Holdings [Line Items]
Percent of Total Investments	2.60%
C000259404 | JPMorgan Chase8913931
Holdings [Line Items]
Percent of Total Investments	2.50%
C000259404 | Oracle8914081
Holdings [Line Items]
Percent of Total Investments	2.50%
C000259404 | Palantir Technologies8914092
Holdings [Line Items]
Percent of Total Investments	2.50%
C000259404 | Eli Lilly8913715
Holdings [Line Items]
Percent of Total Investments	1.90%
C000259404 | Cisco Systems8913586
Holdings [Line Items]
Percent of Total Investments	1.70%
C000259404 | Micron Technology8914015
Holdings [Line Items]
Percent of Total Investments	1.40%
C000259404 | Salesforce8914185
Holdings [Line Items]
Percent of Total Investments	1.40%
C000259404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000259404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000259404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000259404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000259404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000259404 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000259404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000259404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000259404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000259404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000259404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000263350 | NVIDIA8914665
Holdings [Line Items]
Percent of Total Investments	8.50%
C000263350 | Apple8913807
Holdings [Line Items]
Percent of Total Investments	6.90%
C000263350 | Microsoft8914588
Holdings [Line Items]
Percent of Total Investments	6.60%
C000263350 | Amazon.com8913762
Holdings [Line Items]
Percent of Total Investments	4.10%
C000263350 | Broadcom8913906
Holdings [Line Items]
Percent of Total Investments	3.00%
C000263350 | Alphabet8913756
Holdings [Line Items]
Percent of Total Investments	2.90%
C000263350 | Meta Platforms8914575
Holdings [Line Items]
Percent of Total Investments	2.50%
C000263350 | Alphabet8913758
Holdings [Line Items]
Percent of Total Investments	2.30%
C000263350 | Tesla8914915
Holdings [Line Items]
Percent of Total Investments	2.20%
C000263350 | Berkshire Hathaway8913877
Holdings [Line Items]
Percent of Total Investments	1.60%
C000263350 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000263350 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263350 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000263350 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000263350 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000263350 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000263350 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000263350 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000263350 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000263350 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000263350 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.70%